Convertible Preference Shares of Subsidiary (Details) - Transactions, along with the issuance of Series C CPS (USD $)	0 Months Ended	9 Months Ended			12 Months Ended								9 Months Ended	12 Months Ended
	May 27, 2011	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 07/18/2008 [Member] Series A CPS [Member]	Dec. 31, 2012 11/27/2008 [Member] Series A CPS [Member]	Dec. 31, 2012 06/08/2009 [Member] Series B CPS [Member]	Dec. 31, 2012 03/09/2010 [Member] Series B CPS [Member]	Dec. 31, 2012 09/23/2009 [Member] Series B CPS [Member]	Dec. 31, 2012 05/13/2010 [Member] Series B CPS [Member]	Dec. 31, 2012 09/18/2009 [Member] Series B CPS [Member]	Dec. 31, 2012 03/10/2011 [Member] Series C CPS [Member]	Sep. 30, 2013 Subtotal [Member]	Dec. 31, 2012 Subtotal [Member]	Dec. 31, 2012 Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of CPS (in Shares)					444,444	444,444	111,111	111,111	222,222	222,222	188,057	3,233,734	1,743,611	1,743,611	4,977,345
Initial Investor					MTDC	MTDC	EEV	EEV	PMSB	PMSB	KMP	MTDC
Issuance Date					Jul. 18, 2008	Nov. 27, 2008	Jun. 08, 2009	Mar. 09, 2010	Sep. 23, 2009	May 13, 2010	Sep. 18, 2009	Mar. 10, 2011
Gross Proceeds	$ 30,550,000				$ 1,000,000	$ 1,000,000	$ 250,000	$ 250,000	$ 500,000	$ 500,000	$ 423,128	$ 5,000,000	$ 3,923,128	$ 3,923,128	$ 8,923,128
Issuance Costs		(2,791,359)			(30,000)	(30,000)	(19,393)	(8,929)	(7,500)	(5,000)	(11,319)	(6,272)	(112,141)	(112,141)	(118,413)
Exchange Gain (Loss)							(18,029)	(3,005)				58,575	(21,034)	(21,034)	37,541
Net Cash Proceeds					$ 970,000	$ 970,000	$ 212,578	$ 238,066	$ 492,500	$ 495,000	$ 411,809	$ 5,052,303	$ 3,789,953	$ 3,789,953	$ 8,842,256
Exchange Date							08/17/2010	08/17/2010			09/29/2010
CPS Outstanding (in Shares)		3,633.0518	2,937,500	2,937,500	444,444	444,444			222,222	222,222		3,233,734	1,333,332	1,333,332	4,567,066